Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization
Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE and its subsidiaries, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Total assets	213,209,549	217,009,461	29,730,173
Total liabilities	143,750,305	124,142,846	17,007,500

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Total revenues	103,631,702	131,868,973	121,108,780	16,591,835
Net income	33,595,051	23,398,906	22,921,391	3,140,218

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash generated from operating activities	25,650,939	49,705,625	15,819,139	2,167,213
Net cash used in investing activities	(43,513,150)	(43,637,362)	(36,090,803)	(4,944,420)
Net cash generated from financing activities	16,710,269	3,390,438	20,020,807	2,742,839
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,151,942)	9,458,701	(250,857)	(34,368)